Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Employee Benefits
	As at March 31
Particulars	2017	2018
Net defined benefit asset	229	—
Total employee benefit asset	229	—
Net defined benefit liability	1,594	2,458
Other long term employee benefit (liability for compensated absences)	1,352	1,263
Total employee benefit liabilities	2,946	3,721

	As at March 31
Particulars	2017	2018
Present Value of unfunded obligation	1,594	2,458
Total	1,594	2,458

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined (Asset) Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined (asset) liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	2017	2018	2017	2018	2017	2018
Balance as at April 1	1,085	2,236	—	(871)	1,085	1,365
Acquired through business combination	583	—	(806)	—	(223)	—
Included in profit or loss
Current service cost	284	546	—	—	284	546
Past service cost	—	236	—	—	—	236
Interest cost (income)	85	131	(6)	(45)	79	86
	369	913	(6)	(45)	363	868
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	(12)	—	—	—	(12)	—
-financial assumptions	16	(14)	—	—	16	(14)
-experience adjustment	284	458	—	—	284	458
-Return on plan assets excluding interest income	—	—	(22)	(22)	(22)	(22)
	288	444	(22)	(22)	266	422
Effects of movement in exchange rates	68	(13)	(38)	1	30	(12)
Other
Benefits paid	(157)	(586)	1	401	(156)	(185)
Balance as at March 31	2,236	2,994	(871)	(536)	1,365	2,458

	As at March 31
Represented by:	2017	2018
Net defined benefit liability (MMT India)	1,594	2,004
Net defined benefit (asset)/liability (GI India)	(229)	454

Disclosure of Plan Assets	Plan assets
	As at March 31
Particulars	2017	2018
Funds managed by the insurer	100%	100%

Summary of Actuarial Assumptions

Actuarial assumptions

	As at March 31
Particulars	2017	2018
Discount rate (per annum)	6.70%	7.10%
Future salary growth (per annum)	10.00%-11.00%	11.00%
Withdrawal rate	25.00%	25.00%
Retirement age (years)	58-60	58-60

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2017		For the year ended March 31, 2018
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(88)	95	(119)	129
Future salary growth (1% movement)	80	(77)	110	(106)
Withdrawal rates (10% movement)	(200)	302	(323)	511